Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	$ 2,452,613	$ 1,971,781
Less: Accumulated depreciation	(1,207,982)	(979,058)
Total property and equipment, net	1,244,631	992,723
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	852,003	773,179
Computers and software [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	90,229	64,368
Furniture and fittings [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	58,486	51,097
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	799,179	498,554
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	514,165	464,206
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	86,267	72,931
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	$ 52,284	$ 47,446